Invested and working capital, Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current [Abstract]
Provisions for employee benefits	$ 428	$ 368
Total provisions	$ 428	$ 368	$ 497